Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 28, 2017
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Sep. 28, 2017
Document Effective Date	Sep. 28, 2017
Prospectus Date	Sep. 28, 2017
Virtus WMC Global Factor Opportunities ETF | Virtus WMC Global Factor Opportunities ETF
Risk/Return:
Trading Symbol	VGFO